Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
16.	INCOME TAXES
For financial reporting purposes, loss before taxes includes the following components:

Year ended December 31,	2023	2022
Canadian	$(28,810,717)	$(18,925,281)
Foreign	(118,866)	(65,483)

Total	$(28,929,583)	$(18,990,764)

The income tax expense consists of the following:

Year ended December 31,	2023	2022
Canadian
Current	$—	$—
Deferred	$—	$—

	$—	$—
Foreign
Current	$36,423	$—
Deferred	$—	$—

	$36,423	$—
Total
Current	$36,423	$—
Deferred	$—	$—

	$36,423	$—

Year ended December 31,	2023	2022
Loss before taxes	$(28,929,583)	$(18,990,764)
Statutory Canadian corporate tax rate	27%	27%

Expected tax recovery at statutory rates	(7,810,987)	(5,127,506)
Change in unrecognized deferred tax assets	9,523,404	5,127,732
Non-deductible share-based payments	381,285	414,724
Other items not deductible for tax purposes and other	242,460	11,570
Adjustments related to prior years	(624,973)	(257,636)
Share issue costs	(290,289)	(322,131)
Foreign exchange arising on translation to reporting currency	(1,384,477)	153,247

Income tax expense	$36,423	$—

Income tax expense for the year ended December 31, 2023 arose from the operations of Eupraxia Pharma USA Inc., the Company’s wholly-owned subsidiary in the United States.
Deferred income tax assets and liabilities result from the temporary differences between the amount of assets and liabilities recognized for financial statement and income tax purposes. The significant components of the Company’s net deferred income tax assets are as follows:

	December 31, 2023	December 31, 2022
Convertible debt	$733,756	$360,307
Depreciable assets	3,092,163	1,655,346
Lease obligation	4,925	8,122
Non-capital losses	18,348,349	12,776,875
Share issue costs	728,046	694,773
Scientific research and experimental development pool	2,093,085	852,776
Tax credits	1,546,834	797,401
Other	121,846	—
Less: valuation allowance	(26,669,004)	(17,145,600)

Net deferred income tax assets	$—	$—

In assessing the realizability of the Company’s deferred income tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not b realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which temporary differences become deductible and the loss carry-forwards or tax credits can be utilized. A full valuation allowance continues to be applied against deferred income tax assets as the Company has assessed that the realization of such assets does not meet the more likely than not criteria.
There are no unrecognized income tax benefits as of December 31, 2023, or 2022. Due to the net operating loss carryover position coupled with the lack of any unrecognized tax benefits, no provision has been made for any interest or penalties associated with any uncertain tax positions. It is not anticipated that there will be any significant changes to unrecognized tax benefits within the next 12 months.
In assessing the realizability of the Company’s deferred income tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not b realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which temporary differences become deductible and the loss carry-forwards or tax credits can be utilized. A full valuation allowance continues to be applied against deferred income tax assets as the Company has assessed that the realization of such assets does not meet the more likely than not criteria.
There are no unrecognized income tax benefits as of December 31, 2023, or 2022. Due to the net operating loss carryover position coupled wit
h the lack of any unrecognized tax benefits, no provision has been made for any interest or penalties associated with any uncertain tax positions. It is not anticipated that there will be any significant changes to unrecognized tax benefits within the next 12 months.
The Company and its foreign subsidiaries have available
non-capital
losses for Canadian, Australian and US income tax purposes which may be carried forward to reduce taxable income in future years. If not utilized, the
non-capital
losses in each jurisdiction will expire as follows
 (all amounts expressed in USD):

Expiry date	Non-capital losses– Canada	Non-capital losses– US	Non-capital losses– Australia

2031	$281,235	$—	$—
2032	575,606	322,050	—
2033	2,481,600	1,111,122	—
2034	2,935,535	160,000	—
2035	2,466,288	160,000	—
2036	3,797,516	160,048	—
2 037	7,294,414	160,000	—
2038	3,060,930	—	—
2039	1,666,415	—	—
2040	144,413	—	—
2041	6,404,809	—	—
2042	13,526,387	—	—
2043	17,642,270		—
Unlimited	—	1,479,139	69,093

	$62,277,418	$3,552,359	$69,093

The Company also has approximately $
7,752,165
of SR&ED expenditures that may be carried forward indefinitely to be deducted against future Canadian taxable income. It also has federal investment tax credits of approximately $
1,449,886
available to offset future Canadian federal income taxes payable as well as provincial investment tax credits of approximately $
511,826
. The federal tax credits are available to be carried forward
20
years (expiring in 2036 to 2043) to offset future Canadian federal income taxes payable and the provincial tax credits are available to be carried forward
10
years (expiring in 2026 to 2033) to offset future BC income taxes payable. The benefit of the investment tax credits has not been recognized as their realization is not reasonably assured.
The Company files income tax returns in Canada, United States and Australia, the jurisdictions in which the Company believes that it is subject to tax. In jurisdictions in which the Company does not believe it is subject to tax and therefore does not file income tax returns, the Company can provide no certainty that tax authorities in those jurisdictions will not subject one or more tax years (since the inception of the Company) to examination. Further, while the statute of limitations in each jurisdiction where an income tax return has been filed generally limits the examination period, as a result of loss carry-forwards, the limitation period for examination generally does not expire until several years after the loss carry-forwards are utilized. Other than routine audits by tax authorities for tax credits and tax refunds that the Company claims, the Company is not aware of any other material income tax examination currently in progress by any taxing jurisdiction. Tax years ranging from 2012 to 2023 remain subject to examinations in Canada and the United States 2022 to 2023 for Australia.